Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Payroll and employee benefits	$ 9,144	$ 2,951
Insurance premiums	4,099
Litigation	0	2,675
Professional services	2,517	1,812
Research and development	1,043	700
Inventory	3,168	1,029
Interest	178	364
Contract liability	2,652
Other	3,970	2,784
Total	$ 26,771	$ 12,315